Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property and Equipment
Schedule of property and equipment

	December 31,		September 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Computer equipment	$554	$586	$604
Software	174	209	209
Lab equipment and furniture	3,480	3,465	3,707
Leasehold improvements	979	1,486	1,778

	5,187	5,746	6,298
Less accumulated depreciation and amortization	(3,938)	(4,436)	(4,914)

	$1,249	$1,310	$1,384